Condensed Financial Statements of the Company (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents | ¥	¥ 772,823		¥ 363,746
Other receivables and amounts due from subsidiaries and affiliates | ¥	86,150		631,381
Total current assets | ¥	3,061,107		4,132,527
Non-current assets:
Investments in affiliates | ¥	587,517		404,783
Total assets | ¥	3,866,611		4,737,742
Non-current liabilities:
Total liabilities | ¥	1,119,885		749,349
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,300,191,084 and 1,301,951,084 as of December 31, 2017 and 2018, respectively) | ¥	9,583		9,571
Treasury stock | ¥	(1,156)
Additional paid-in capital | ¥	437,176		2,429,559
Retained earnings | ¥	1,799,989		1,468,708
Accumulated other comprehensive loss | ¥	(93,290)		(93,108)
Subscription receivables | ¥			(248,717)
Total equity | ¥	2,633,183		3,877,051
Total liabilities and shareholders' equity | ¥	3,866,611		4,737,742
USD [Member]
Current assets:
Cash and cash equivalents | $		$ 112,403
Other receivables and amounts due from subsidiaries and affiliates | $		12,530
Total current assets | $		445,221
Non-current assets:
Investments in affiliates | $		85,451
Total assets | $		562,377
Non-current liabilities:
Total liabilities | $		162,882
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,300,191,084 and 1,301,951,084 as of December 31, 2017 and 2018, respectively) | $		1,394
Treasury stock | $		(168)
Additional paid-in capital | $		63,584
Retained earnings | $		261,798
Accumulated other comprehensive loss | $		(13,568)
Subscription receivables | $
Total equity | $		382,981
Total liabilities and shareholders' equity | $		562,377
Parent Company [Member]
Current assets:
Cash and cash equivalents | ¥	366,862		169,413		¥ 10,746	¥ 5,349
Other receivables and amounts due from subsidiaries and affiliates | ¥	1,119,686		1,641,554
Total current assets | ¥	1,486,548		1,810,967
Non-current assets:
Investment in subsidiaries | ¥	2,638,621		2,126,599
Investments in affiliates | ¥	11,350
Total assets | ¥	4,136,519		3,937,566
Current liabilities:
Other payables and accrued expenses | ¥	1,337,039		2,415
Amounts due to subsidiaries | ¥	27,969		58,100
Non-current liabilities:
Other Non-current liabilities | ¥	138,328
Total liabilities | ¥	1,503,336		60,515
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,300,191,084 and 1,301,951,084 as of December 31, 2017 and 2018, respectively) | ¥	9,583		9,571
Treasury stock | ¥	(1,156)
Additional paid-in capital | ¥	437,176		2,429,559
Retained earnings | ¥	2,280,870		1,779,746
Accumulated other comprehensive loss | ¥	(93,290)		(93,108)
Subscription receivables | ¥			(248,717)
Total equity | ¥	2,633,183		3,877,051
Total liabilities and shareholders' equity | ¥	¥ 4,136,519		¥ 3,937,566
Parent Company [Member] | USD [Member]
Current assets:
Cash and cash equivalents | $		53,358		$ 24,640
Other receivables and amounts due from subsidiaries and affiliates | $		162,852
Total current assets | $		216,210
Non-current assets:
Investment in subsidiaries | $		383,772
Investments in affiliates | $		1,650
Total assets | $		601,632
Current liabilities:
Other payables and accrued expenses | $		194,464
Amounts due to subsidiaries | $		4,068
Non-current liabilities:
Other Non-current liabilities | $		20,119
Total liabilities | $		218,651
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,300,191,084 and 1,301,951,084 as of December 31, 2017 and 2018, respectively) | $		1,394
Treasury stock | $		(168)
Additional paid-in capital | $		69,584
Retained earnings | $		331,739
Accumulated other comprehensive loss | $		(13,568)
Subscription receivables | $
Total equity | $		382,981
Total liabilities and shareholders' equity | $		$ 601,632